Accounts receivable - Net: Expected loss rate (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected loss rate:
Accounts receivables	$ 2,843,870	$ 2,191,439
Impairment provision	301,947	317,664	$ 346,183
Mexico
Expected loss rate:
Impairment provision	$ 214,438	$ 208,731
Mexico | Current
Expected loss rate:
Expected credit loss rate	0.00%	0.00%
Accounts receivables	$ 1,917,501	$ 1,487,553
Mexico | Three months
Expected loss rate:
Expected credit loss rate	0.02%	0.02%
Accounts receivables	$ 66,618	$ 44,571
Impairment provision	$ 1,586	$ 9
Mexico | Six months
Expected loss rate:
Expected credit loss rate	19.20%	19.20%
Accounts receivables	$ 10,212	$ 6,429
Impairment provision	$ 1,960	$ 1,234
Mexico | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 81,836	$ 78,432
Impairment provision	$ 81,836	$ 78,432
Mexico | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 129,056	$ 129,056
Impairment provision	129,056	129,056
Puerto Rico (Aerostar)
Expected loss rate:
Impairment provision	$ 44,059	$ 52,056
Puerto Rico (Aerostar) | Current
Expected loss rate:
Expected credit loss rate	5.40%	5.40%
Accounts receivables	$ 441,967	$ 140,588
Impairment provision	$ 40,637	$ 7,657
Puerto Rico (Aerostar) | Three months
Expected loss rate:
Expected credit loss rate	5.10%	5.10%
Accounts receivables	$ 52,014	$ 98,868
Impairment provision	$ 2,653	$ 5,042
Puerto Rico (Aerostar) | Six months
Expected loss rate:
Expected credit loss rate	43.70%	43.70%
Accounts receivables	$ 1,118	$ 63,952
Impairment provision	$ 489	$ 27,947
Puerto Rico (Aerostar) | One year
Expected loss rate:
Expected credit loss rate	87.50%	87.50%
Accounts receivables	$ 264	$ 772
Impairment provision	$ 230	$ 676
Puerto Rico (Aerostar) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 50	$ 10,734
Impairment provision	50	10,734
Colombia (Airplan)
Expected loss rate:
Impairment provision	$ 43,450	$ 56,877
Colombia (Airplan) | Current
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 64,761
Colombia (Airplan) | Three months
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 36,943	$ 82,638
Impairment provision	$ 4,027	$ 9,030
Colombia (Airplan) | Six months
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 183	$ 561
Impairment provision	$ 183	$ 561
Colombia (Airplan) | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 16,869	$ 22,807
Impairment provision	$ 14,762	$ 22,807
Colombia (Airplan) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 24,478	$ 24,478
Impairment provision	$ 24,478	$ 24,478